CONDENSED, CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Cash and cash equivalents, including interest bearing accounts of $2,361,093 (June 30, 2012) and $1,909,529 (December 31, 2011)	$ 2,411,543	$ 1,975,009	$ 2,138,483	$ 3,067,697	$ 336,911	$ 2,385,948
Restricted cash, all interest bearing accounts	395,961	414,807		457,053
Net investment in finance and sales-type leases	55,813	81,746		67,620
Flight equipment under operating leases	48,018,041	47,620,895		51,408,800	58,020,001
Less accumulated depreciation	12,922,710	12,118,607		12,893,421	13,928,218
Flight equipment under operating leases, net	35,095,331	35,502,288		38,515,379	44,091,783
Deposits on flight equipment purchases	358,152	298,782		184,410
Lease receivables and other assets	637,276	599,734		467,997
Deferred debt issue costs, less accumulated amortization of $274,228 (June 30, 2012) and $246,082 (December 31, 2011)	281,145	288,878		232,576
Total assets	39,235,221	39,161,244		43,308,060	46,129,024
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued interest and other payables	460,245	447,521		451,284
Current income taxes and other tax liabilities	265,425	253,600		159,611
Secured debt financing, net of deferred debt discount of $8,720 (June 30, 2012) and $17,452 (December 31, 2011)	9,527,322	9,764,631		9,556,634
Unsecured debt financing, net of deferred debt discount of $42,264 (June 30, 2012) and $39,128 (December 31, 2011)	13,720,655	13,619,641		16,997,466
Subordinated debt	1,000,000	1,000,000		1,000,000
Derivative liabilities	27,457	31,756
Security deposits, deferred overhaul rental and other customer deposits	1,997,915	2,035,432		1,808,393
Rentals received in advance	265,097	272,205		284,115
Deferred income taxes	4,113,930	4,204,589		4,660,150	4,938,627
Commitments and Contingencies - Note L (June 30, 2012)
SHAREHOLDERS' EQUITY
Market Auction Preferred Stock, $100,000 per share liquidation value; Series A and B, each having 500 shares issued and outstanding	100,000	100,000		100,000
Common stock - no par value; 100,000,000 authorized shares, 45,267,723 issued and outstanding	1,053,582	1,053,582		1,053,582
Paid-in capital	1,243,967	1,243,225		1,251,225	1,248,400
Accumulated other comprehensive loss	(16,956)	(19,637)		(58,944)
Retained earnings	5,476,582	5,154,699		5,879,144	6,391,313
Total shareholders' equity	7,857,175	7,531,869		8,225,007	8,655,089	7,738,580
Total liabilities and shareholders' equity	$ 39,235,221	$ 39,161,244		$ 43,308,060